Basis of Preparation (Policies)	12 Months Ended
Dec. 31, 2023
Basis of Preparation [Abstract]
Statement of compliance
(1)	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

Basis of measurement
(2)	Basis of measurement
These consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the consolidated statements
o
f financial position:

•	financial assets at fair value through profit or loss;

•	financial assets at fair value through other comprehensive income or loss;

•	derivative financial instruments are measured at fair value; or

•	liabilities for defined benefit plans are recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets.

Functional and presentation currency
(3)	Functional and presentation currency
These consolidated financial statements are presented in Korean won (presented as “￦”, “won” or “KRW”), which is also the functional currency of KEPCO and most of the significant operating subsidiaries.

Use of estimates and judgments
(4)	Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Meanwhile, the Company considers climate-related matters in estimates and assumptions, where appropriate. This assessment includes a wide range of possible impacts on the group due to both physical and transition risks. Even though the Company believes its business model and products will still be viable after the transition to a low-carbon economy, climate-related matters increase the uncertainty in estimates and assumptions underpinning several items in the financial statements. Even though climate-related risks might not currently have a significant impact on measurement, the Company is closely monitoring relevant changes and developments, such as new climate-related legislation.
The followings are the key assumptions and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

(i)	Useful lives of property, plant and equipment, intangible assets other than goodwill and estimations on provision for decommissioning costs
The Company reviews the estimated useful lives of property, plant and equipment at the end of each annual reporting period. Management’s assumptions could affect the determination of estimated economic useful lives.
The Company records the fair value of estimated decommissioning costs as a liability in the period in which the Company incurs a legal obligation associated with the retirement of long-lived assets that result from acquisition, construction, development and/or normal use of the assets. The Company is required to record a liability for the dismantling (demolition) of nuclear power plants and disposal of spent fuel and low and intermediate radioactive wastes. The measurement of such liability is subject to change based on change in estimated cash flow, inflation rate, discount rate, and expected timing of decommissioning.

(ii)	Deferred tax
The Company recognizes deferred tax assets and liabilities based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities of each consolidated taxpaying entity. However, the amount of deferred tax assets may be different if the Company determines the estimated future taxable income is not sufficient to realize the deferred tax assets recognized.

(iii)	Valuations of financial instruments at fair values
The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities. The Company has established control framework with respect to the measurement of fair values. The valuation team regularly reviews significant unobservable inputs and valuation adjustments.
If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.
When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

(iv)	Defined employee benefit liabilities
The Company offers its employees defined benefit plans. The cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the end of each reporting period. For actuarial valuations, certain inputs such as discount rates and future salary increases are estimated. Defined benefit plans contain significant uncertainties in estimations due to its long-term nature (refer to Note 25).

(v)	Unbilled revenue
Electricity delivered but neither metered nor billed is estimated at the reporting date based on the volume of electricity delivered which can vary significantly as a result of customer usage patterns, customer mix, meter reading schedules, weather, and etc. Unbilled revenue recognized as of December 31, 2022 and 2023 are ￦2,348,813 million and ￦2,504,479 million, respectively.

(vi)	Construction contracts
The Company recognizes revenue over time using the cost-based input method which represents a faithful depiction of the Company’s progress towards complete satisfaction of providing the power plant construction, which has been identified as a single performance obligation. In applying the cost-based input method, it is necessary to use estimates and assumptions related to the Company’s efforts or inputs expected to be incurred. Costs incurred towards contract completion include costs associated with direct materials, labor, and other indirect costs related to contract performance. Judgment is required in estimating the costs expected to incur in completing the construction projects which involves estimating future materials, labor, contingencies and other related costs. Revenue is estimated based on the contractual amount; however, it can also be affected by uncertainties resulting from unexpected future events.
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 17 – Investments in Associates and Joint Ventures

•	Note 18 – Property, Plant and Equipment

•	Note 20 – Construction Contracts

•	Note 45 – Risk Management
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year is included in the following notes:

•	Note 25 – Employment Benefits

•	Note 41 – Income Taxes

Changes in accounting policies
(5)	Changes in accounting policies
Changes in accounting standards effective from January 1, 2023 are as follows. The Company believes that these amendments have no significant impact on the Company’s consolidated financial statements. The Company has not early adopted any other standards, interpretations or amendments that has been issued but is not yet effective.
Amendments to IFRS 17—‘Insurance Contracts’
The amendments provide a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. IFRS 17 replaces IFRS 4 ‘Insurance Contracts’. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life,
direct insurance and
re-insurance),
regardless of the type of entities that issue them as well as to certain guarantees and financial instruments with discretionary participation features; a few scope exceptions will apply. The overall objective of IFRS 17 is to provide a comprehensive accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements in IFRS 4, which are largely based on grandfathering previous local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects. IFRS 17 is based on a general model, supplemented by:

•	a specific adaptation for contracts with direct participation features (the variable fee approach); and

•	a simplified approach (the premium allocation approach) mainly for short-duration contracts.

Amendments to IAS 8—‘Definition of Accounting Estimates’
The amendments to IAS 8 clarify the distinction between changes in accounting estimates, and changes in accounting policies and the correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates.
Amendments to IAS 1—‘Disclosure of Accounting Policies’
The amendments to IAS 1 provide guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.
Amendments to IAS 12—‘Deferred Tax related to Assets and Liabilities arising from a Single Transaction’
The amendments IAS 12 ‘Income Taxes’ narrow the scope of the initial recognition exception, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences such as leases and decommissioning liabilities.
Amendments to IAS 12—‘International Tax Reform : Pillar Two Model Rules’
The amendments to IAS 12 have been introduced in response to the OECD’s BEPS Pillar Two Model Rules and include:

•	a mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two Model Rules; and

•
disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date.

The mandatory temporary exception—the use of which is required to be disclosed—applies immediately. The remaining disclosure requirements apply for annual reporting periods beginning on or after January 1, 2023, but not for any interim periods ending on or before December 31, 2023.
The Company has applied the mandatory exception to recognizing and disclosing information about deferred tax assets and liabilities arising from Pillar Two income taxes.
Since the Pillar Two Model Rules legislation shall be effective from January 1, 2024, the Company has not recognized any Pillar Two income taxes for the year ended December 31, 2023.
The impact of Pillar Two Model Rules is described in Note 41. (8).